Convertible Redeemable Preferred Shares - Re-designation (Details)	1 Months Ended												4 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) shares	Aug. 31, 2019 shares	Apr. 30, 2019 USD ($) shares	Apr. 30, 2019 CNY (¥) shares	Mar. 31, 2019 CNY (¥) shares	Dec. 31, 2016 shares	Nov. 30, 2016 shares	May 31, 2016 shares	Mar. 31, 2016 shares	Sep. 30, 2015 shares	Jun. 30, 2012 shares	Nov. 30, 2011 shares	Jan. 31, 2018 shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Convertible Redeemable Preferred Shares
Total amount | ¥															¥ 100,000,000	¥ 152,000,000
Preferred shares issued (in shares)														39,999,999	65,427,000	99,449,000
Series B-3 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Share issuance upon initial public offering, net of issuance costs of US$ (in shares)		56,105,000	17,215,818	17,215,818	10,027,455		7,220,212			12,141,515
Total amount | ¥				¥ 30,896,752	¥ 27,140,000
Difference between the fair value and the par value of the ordinary shares | ¥				¥ 29,956,000
Difference between the fair value of the preferred shares and the fair value of the ordinary shares | $			$ 11,230,000
Re-designation of ordinary shares | ¥														¥ (29,966,000)
Series B-4 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Share issuance upon initial public offering, net of issuance costs of US$ (in shares)		20,982,000	11,643,239	11,643,239		2,334,688			7,004,073
Total amount | ¥				¥ 36,756,000
Difference between the fair value and the par value of the ordinary shares | ¥				¥ 20,261,000
Difference between the fair value of the preferred shares and the fair value of the ordinary shares | $			$ 15,554,000
Re-designation of ordinary shares | ¥														(20,268,000)
Series A-1, A-2, B-1, B-2 and B-3 convertible redeemable preferred shares
Convertible Redeemable Preferred Shares
Share issuance upon initial public offering, net of issuance costs of US$ (in shares)		67,311,809
Re-designation of ordinary shares | ¥														(309,984,000)
Series A-1 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Share issuance upon initial public offering, net of issuance costs of US$ (in shares)		65,307,000										62,273,127
Series A-2 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Share issuance upon initial public offering, net of issuance costs of US$ (in shares)		101,261,000									81,008,717
Series B-1 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Share issuance upon initial public offering, net of issuance costs of US$ (in shares)		250,302,000								200,241,529
Series B-2 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Share issuance upon initial public offering, net of issuance costs of US$ (in shares)		14,593,000						11,674,379
Series C-1 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Share issuance upon initial public offering, net of issuance costs of US$ (in shares)		164,876,000											164,876,000
Preferred shares issued (in shares)															65,427,000	99,449,000
Series C-2 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Re-designation of ordinary shares | ¥														¥ (36,977,000)
Re-designation of ordinary shares into convertible redeemable preferred shares (in shares)		12,545,000
Series D Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Preferred shares issued (in shares)	39,999,999													39,999,999
Aggregate Purchase Price | $	$ 24,000,000
Restricted share units | Series A-1, A-2, B-1, B-2 and B-3 convertible redeemable preferred shares
Convertible Redeemable Preferred Shares
Share issuance upon initial public offering, net of issuance costs of US$ (in shares)		12,927,101
Ordinary shares | Series B-3 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Re-designation of ordinary shares | ¥														¥ (10,000)
Ordinary shares | Series B-4 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Re-designation of ordinary shares | ¥														(7,000)
Ordinary shares | Series A-1, A-2, B-1, B-2 and B-3 convertible redeemable preferred shares
Convertible Redeemable Preferred Shares
Share issuance upon initial public offering, net of issuance costs of US$ (in shares)		15,553,793
Re-designation of ordinary shares | ¥														(11,000)
Ordinary shares | Series C-2 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Re-designation of ordinary shares | ¥														¥ (9,000)